Offerings	Oct. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	65.45
Maximum Aggregate Offering Price	$ 81,812,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,117.69
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the New York Stock Exchange on October 12, 2026.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	750,000
Maximum Aggregate Offering Price	$ 40,301,250.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-275106
Carry Forward Initial Effective Date	Oct. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 5,949.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, 750,000 shares registered hereunder are unsold securities previously registered on Registration Statement No.333-275106 filed on October 20, 2023 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $5,949 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. Calculated pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of the common stock as reported on the New York Stock Exchange on October 13, 2023, which was $53.735.